UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET

GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

NOVEMBER 30, 2009

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited)	November 30, 2009

Face Amount†		Security	Value
CORPORATE BONDS & NOTES - 85.4%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.7%
40,000		Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$43,600
		Allison Transmission Inc., Senior Notes:
60,000		11.000% due 11/1/15 (a)	62,400
148,400		11.250% due 11/1/15 (a)(b)	152,852
90,000		TRW Automotive Inc., Senior Notes, 8.875% due 12/1/17 (a)	90,225
		Visteon Corp., Senior Notes:
27,000		8.250% due 8/1/10 (c)	8,775
98,000		12.250% due 12/31/16 (a)(c)	58,310

		Total Auto Components	416,162

Automobiles - 0.6%
144,000	EUR	Bombardier Inc., Senior Notes, 7.250% due 11/15/16 (a)	216,576
		Motors Liquidation Co.:
400,000		Senior Debentures, 8.375% due 7/15/33 (c)	90,000
280,000		Senior Notes, 7.200% due 1/15/11 (c)	60,900

		Total Automobiles	367,476

Diversified Consumer Services - 0.5%
150,000		Service Corp. International, Senior Notes, 7.500% due 4/1/27	132,750
150,000		Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes, 10.250% due 12/1/17 (a)	150,000

		Total Diversified Consumer Services	282,750

Hotels, Restaurants & Leisure - 5.2%
260,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	266,500
230,000		Buffets Inc., 1.000% due 11/1/14 (d)(e)	0
50,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	51,250
160,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	129,600
355,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	321,275
		Harrah’s Operating Co. Inc.:
385,000		Senior Notes, 10.750% due 2/1/16	298,375
		Senior Secured Notes:
80,000		10.000% due 12/15/15 (a)	63,600
130,000		11.250% due 6/1/17 (a)	133,575
180,000		Harrah’s Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	184,500
120,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	73,650
390,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(e)	157,950
100,000		Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/1/15 (a)	102,000
76,000	GBP	Marstons Issuer PLC, Secured Bonds, 5.641% due 7/15/35 (f)	90,895
		MGM MIRAGE Inc.:
		Senior Notes:
10,000		8.500% due 9/15/10	9,975
135,000		11.375% due 3/1/18 (a)	117,113
		Senior Secured Notes:
10,000		10.375% due 5/15/14 (a)	10,725
135,000		11.125% due 11/15/17 (a)	148,500
230,000		Senior Subordinated Notes, 8.375% due 2/1/11	219,075
150,000		Mohegan Tribal Gaming Authority, Senior Secured Notes, 11.500% due 11/1/17 (a)	147,750
150,000		NCL Corp. Ltd., Senior Secured Notes, 11.750% due 11/15/16 (a)	148,688
140,000		Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	140,000
230,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	182,850
		Snoqualmie Entertainment Authority, Senior Secured Notes:
35,000		4.680% due 2/1/14 (a)(f)	18,025

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Hotels, Restaurants & Leisure - 5.2% (continued)
60,000		9.125% due 2/1/15 (a)	$31,500
		Station Casinos Inc.:
160,000		Senior Notes, 6.000% due 4/1/12 (c)(e)	34,400
200,000		Senior Subordinated Notes, 6.500% due 2/1/14 (c)(e)	3,000
40,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes, 7.875% due 11/1/17 (a)	40,000

		Total Hotels, Restaurants & Leisure	3,124,771

Household Durables - 1.3%
		American Greetings Corp., Senior Notes:
250,000		7.375% due 6/1/16	242,500
30,000		7.375% due 6/1/16	27,600
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (e)	195,975
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12 (e)	324,700

		Total Household Durables	790,775

Leisure Equipment & Products - 0.6%
105,000	EUR	Carlson Wagonlit BV, Senior Notes, 6.472% due 5/1/15 (a)(f)	118,145
105,000	EUR	Cirsa Capital Luxembourg, Senior Notes, 7.875% due 7/15/12 (a)	148,862
30,000		Easton-Bell Sports Inc., Senior Secured Notes, 9.750% due 12/1/16 (a)	30,712
30,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	32,400

		Total Leisure Equipment & Products	330,119

Media - 4.8%
		Affinion Group Inc.:
265,000		Senior Notes, 10.125% due 10/15/13	271,625
		Senior Subordinated Notes:
75,000		10.125% due 10/15/13	76,875
260,000		11.500% due 10/15/15	271,700
		CCH I LLC/CCH I Capital Corp.:
40,000		Senior Notes, 11.000% due 10/1/15 (c)(e)	8,250
269,000		Senior Secured Notes, 11.000% due 10/1/15 (c)(e)	56,826
131,141		CCH II LLC/CCH II Capital Corp., Senior Notes, 13.500% due 11/30/16	153,435
75,000		Charter Communications Holdings LLC, Senior Discount Notes, 1.000% due 1/15/12 (c)(d)(e)(f)	188
85,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(e)	850
325,000		Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14 (a)	363,594
8,000		CMP Susquehanna Corp., 4.774% due 5/15/14 (a)(d)(e)(f)	2,817
140,000		CSC Holdings Inc., Senior Notes, 8.625% due 2/15/19 (a)	149,100
200,000		DISH DBS Corp., Senior Notes, 7.875% due 9/1/19	202,500
165,000		EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	164,175
250,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	16,250
63,000	EUR	ITV PLC, Senior Notes, 10.000% due 6/30/14	100,499
150,000	EUR	Kabel Deutschland GmbH, Senior Notes, 10.750% due 7/1/14	240,227
100,000		NET Servicos de Comunicacao SA, Bonds, 7.500% due 1/27/20 (a)	100,625
250,000		Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	273,125
		UPC Holding BV, Senior Notes:
140,000	EUR	7.750% due 1/15/14 (a)	206,359
50,000		9.875% due 4/15/18 (a)	52,250
		Virgin Media Finance PLC:
65,000		Senior Bonds, 9.500% due 8/15/16	68,575
95,000		Senior Notes, 9.125% due 8/15/16	98,087

		Total Media	2,877,932

Multiline Retail - 1.0%
17,000		Dollar General Corp., Senior Notes, 10.625% due 7/15/15	18,615

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Multiline Retail - 1.0% (continued)
		Neiman Marcus Group Inc.:
225,732		Senior Notes, 9.000% due 10/15/15 (b)	$204,852
225,000		Senior Secured Notes, 7.125% due 6/1/28	192,375
200,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	210,456

		Total Multiline Retail	626,298

Specialty Retail - 0.9%
140,000		Blockbuster Inc., Senior Secured Notes, 11.750% due 10/1/14 (a)	131,600
		Edcon Holdings Proprietary Ltd.:
72,000	EUR	6.273% due 6/15/15 (a)(f)	55,359
50,000	EUR	6.273% due 6/15/15 (a)(f)	38,444
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(d)(e)	0
15,000		Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	15,900
315,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	322,875

		Total Specialty Retail	564,178

Textiles, Apparel & Luxury Goods - 0.4%
195,000		Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	213,525

		TOTAL CONSUMER DISCRETIONARY	9,593,986

CONSUMER STAPLES - 1.9%
Food Products - 1.1%
180,000	EUR	Campofrio Food Group SA, Senior Notes, 8.250% due 10/31/16 (a)	266,669
100,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	102,686
95,000		Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	96,425
70,000		Dole Food Co. Inc., Senior Secured Notes, 8.000% due 10/1/16 (a)	71,050
90,000		Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	94,725

		Total Food Products	631,555

Household Products - 0.4%
90,000		American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	89,775
125,000		Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes, 7.750% due 10/15/16 (a)	126,875

		Total Household Products	216,650

Personal Products - 0.1%
80,000		Revlon Consumer Products Corp., Senior Secured Notes, 9.750% due 11/15/15 (a)	81,300

Tobacco - 0.3%
		Alliance One International Inc., Senior Notes:
100,000		10.000% due 7/15/16 (a)	105,500
70,000		10.000% due 7/15/16 (a)	73,850

		Total Tobacco	179,350

		TOTAL CONSUMER STAPLES	1,108,855

ENERGY - 10.0%
Energy Equipment & Services - 0.7%
130,000		Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14	138,450
40,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	39,400
85,000		Hercules Offshore LLC, Senior Secured Notes, 10.500% due 10/15/17 (a)	86,275
110,000		Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	107,938
50,000		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)	52,375

		Total Energy Equipment & Services	424,438

Oil, Gas & Consumable Fuels - 9.3%
110,000		Adaro Indonesia PT, Notes, 7.625% due 10/22/19 (a)	108,075
110,000		Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	113,850

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels - 9.3% (continued)
595,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$557,812
110,000		Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	118,250
		Chesapeake Energy Corp., Senior Notes:
130,000		6.375% due 6/15/15	121,550
40,000		6.875% due 1/15/16	38,600
15,000		6.500% due 8/15/17	13,988
290,000		7.250% due 12/15/18	280,575
105,000		Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	111,300
102,723	EUR	Corral Finans AB, 2.242% due 4/15/10 (a)(b)(f)	110,189
155,393		Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 1.784% due 4/15/10 (a)(b)(f)	128,199
220,000		Ecopetrol SA, Senior Notes, 7.625% due 7/23/19	249,436
95,000		El Paso Corp., Senior Notes, 8.250% due 2/15/16	98,800
20,000		Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	21,200
		Enterprise Products Operating LLP:
60,000		Junior Subordinated Notes, 8.375% due 8/1/66 (f)	58,498
205,000		Subordinated Notes, 7.034% due 1/15/68 (f)	188,626
175,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	175,000
140,000		Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	143,850
260,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	253,500
220,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	234,300
130,000		LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	127,075
80,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	81,000
170,000		Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	167,450
		OPTI Canada Inc., Senior Secured Notes:
100,000		9.000% due 12/15/12 (a)	100,250
65,000		7.875% due 12/15/14	52,000
60,000		8.250% due 12/15/14	48,300
75,000		Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	76,125
105,000		Petrobras International Finance Co., Senior Notes, 6.875% due 1/20/40	108,641
		Petrohawk Energy Corp., Senior Notes:
80,000		9.125% due 7/15/13	83,400
20,000		7.875% due 6/1/15	20,050
120,000		Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19 (a)	135,900
150,000		Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	135,000
		Plains Exploration & Production Co., Senior Notes:
70,000		10.000% due 3/1/16	75,425
165,000		8.625% due 10/15/19	166,237
		Quicksilver Resources Inc., Senior Notes:
80,000		8.250% due 8/1/15	80,000
140,000		11.750% due 1/1/16	156,275
		SandRidge Energy Inc., Senior Notes:
315,000		8.625% due 4/1/15 (b)	303,581
50,000		8.000% due 6/1/18 (a)	47,375
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	37,500
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	21,625
160,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	165,600
30,000		Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	34,350
105,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	15,750
160,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	161,600

		Total Oil, Gas & Consumable Fuels	5,526,107

		TOTAL ENERGY	5,950,545

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
FINANCIALS - 14.3%
Capital Markets - 0.0%
125,000		Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	$25,000

Commercial Banks - 2.6%
190,000		BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	134,776
100,000		Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19 (a)(f)(g)	105,330
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(f)	114,761
120,000		Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(f)(g)	148,787
		Royal Bank of Scotland Group PLC, Subordinated Notes:
65,000		5.000% due 11/12/13	58,269
30,000		5.050% due 1/8/15	26,953
		RSHB Capital, Loan Participation Notes:
		Secured Notes:
240,000		7.125% due 1/14/14 (a)	250,344
100,000		7.125% due 1/14/14 (a)	105,860
100,000		Senior Notes, 6.299% due 5/15/17 (a)	99,125
106,000		Senior Secured Bonds, 6.299% due 5/15/17 (a)	106,053
		Senior Secured Notes:
10,000		7.175% due 5/16/13 (a)	10,581
230,000		9.000% due 6/11/14 (a)	257,410
120,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (f)(g)	109,800
35,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (f)	37,275

		Total Commercial Banks	1,565,324

Consumer Finance - 4.5%
93,000	EUR	Fiat Finance & Trade Ltd. SA, Senior Notes, 9.000% due 7/30/12 (a)	149,371
		FMG Finance Pty Ltd.:
60,000	EUR	Senior Secured Bonds, 9.750% due 9/1/13 (a)	92,265
290,000		Senior Secured Notes, 10.625% due 9/1/16 (a)	317,550
370,000		Ford Motor Credit Co., Senior Notes, 9.875% due 8/10/11	384,136
935,000		Ford Motor Credit Co., LLC, Senior Notes, 12.000% due 5/15/15	1,078,687
140,000	EUR	GMAC International Finance BV, Euro Medium-Term Notes, 5.750% due 5/21/10	206,884
		GMAC LLC:
350,000		Senior Notes, 8.000% due 11/1/31 (a)	303,625
13,000		Subordinated Notes, 8.000% due 12/31/18 (a)	10,920
98,000	GBP	SLM Corp., Senior Notes, 5.375% due 12/15/10	154,116

		Total Consumer Finance	2,697,554

Diversified Financial Services - 5.2%
150,000		AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	149,250
20,000		Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (f)(g)	17,445
100,000		Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	110,274
210,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	171,150
		CIT Group Inc., Senior Notes:
35,000		4.125% due 11/3/09 (c)	25,025
170,000		1.000% due 3/12/10 (c)	120,062
50,000		Countrywide Capital III, Junior Subordinated Notes, 8.050% due 6/15/27	46,730
		Fresenius U.S. Finance II Inc., Senior Notes:
17,000	EUR	8.750% due 7/15/15 (a)	29,139
250,000		9.000% due 7/15/15 (a)	275,000
330,000		Galaxy Entertainment Finance Co., Ltd., Senior Notes, 6.218% due 12/15/10 (a)(f)	328,350

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Diversified Financial Services - 5.2% (continued)
		General Electric Capital Corp., Subordinated Bonds:
119,000	EUR	4.625% due 9/15/66 (a)(f)	$133,005
121,000	EUR	5.500% due 9/15/67 (a)(f)	136,148
73,000	EUR	Hollandwide Parent BV, zero coupon bond to yield 0.000% due 8/1/14 (a)	1,095
20,000		International Lease Finance Corp., Medium-Term Notes, Senior Notes, 5.750% due 6/15/11	18,592
50,000	EUR	ISS Financing PLC, Senior Secured Bonds, 11.000% due 6/15/14 (a)	81,076
125,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (f)(g)	122,619
100,000		Leighton Finance International, Senior Bonds, 7.875% due 5/16/11	97,950
100,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	101,750
100,000		MMG Fiduciary & Trust Corp., 6.750% due 2/1/16 (a)	87,758
		TNK-BP Finance SA:
100,000		7.875% due 3/13/18 (a)	100,875
		Senior Notes:
130,000		7.500% due 7/18/16 (a)	131,950
110,000		7.500% due 7/18/16 (a)	110,550
100,000		7.875% due 3/13/18 (a)	100,500
		UPC Germany GmbH:
100,000		Senior Secured Bonds, 8.125% due 12/1/17 (a)	100,500
140,000	EUR	Senior Subordinated Notes, 9.625% due 12/1/19 (a)	209,510
300,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	310,500

		Total Diversified Financial Services	3,116,803

Insurance - 0.8%
		American International Group Inc.:
105,000		Junior Subordinated Notes, 8.175% due 5/15/58 (f)	60,638
		Medium-Term Notes, Senior Notes:
255,000		5.450% due 5/18/17	194,281
60,000		5.850% due 1/16/18	45,620
		Senior Notes:
30,000		5.600% due 10/18/16	23,103
110,000		8.250% due 8/15/18	95,160
70,000		MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	67,200

		Total Insurance	486,002

Real Estate Management & Development - 1.0%
156,000		Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(e)	58,500
26,667	EUR	Korreden SA, Bonds, 11.000% due 8/1/14 (a)(b)	13,002
		Realogy Corp.:
615,000		Senior Notes, 10.500% due 4/15/14	498,150
9,878		Senior Toggle Notes, 11.750% due 4/15/14 (b)	7,557

		Total Real Estate Management & Development	577,209

Thrifts & Mortgage Finance - 0.2%
130,000		Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	114,400

		TOTAL FINANCIALS	8,582,292

HEALTH CARE - 5.5%
Biotechnology - 0.1%
80,000		Talecris Biotherapeutics Holdings Corp., Senior Notes, 7.750% due 11/15/16 (a)	80,800

Health Care Equipment & Supplies - 0.5%
		Biomet Inc.:
80,000		Senior Notes, 10.000% due 10/15/17	85,000

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Health Care Equipment & Supplies - 0.5% (continued)
185,000		Senior Toggle Notes, 10.375% due 10/15/17 (b)	$199,337

		Total Health Care Equipment & Supplies	284,337

Health Care Providers & Services - 4.3%
260,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	265,850
320,000		CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	254,400
		HCA Inc., Senior Secured Notes:
205,000		9.625% due 11/15/16 (b)	219,094
595,000		7.875% due 2/15/20 (a)	611,362
250,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	255,625
		Tenet Healthcare Corp.:
275,000		Senior Notes, 9.000% due 5/1/15 (a)	292,188
227,000		Senior Secured Notes, 8.875% due 7/1/19 (a)	244,025
408,000		US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(f)	369,240
80,000		US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	83,800

		Total Health Care Providers & Services	2,595,584

Life Sciences Tools & Services - 0.6%
230,000	EUR	Millipore Corp., 5.875% due 6/30/16 (a)	334,705

Pharmaceuticals - 0.0%
405,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	547

		TOTAL HEALTH CARE	3,295,973

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.2%
20,000		Freedom Group Inc., Senior Secured Notes, 10.250% due 8/1/15 (a)	21,475
608,324		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	410,619
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (d)(e)(f)	0
100,000		L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	98,875
165,000		TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	168,300

		Total Aerospace & Defense	699,269

Air Freight & Logistics - 0.4%
200,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	219,500

Airlines - 2.0%
200,000		American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	203,000
120,000		Continental Airlines Inc., 9.250% due 5/10/17	121,500
510,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	423,300
		Delta Air Lines Inc.:
255,000		Pass-Through Certificates, 7.711% due 9/18/11	247,350
60,000		Pass-Through Certificates, Subordinated Notes, 9.750% due 12/17/16	60,750
		Senior Secured Notes:
65,000		9.500% due 9/15/14 (a)	66,300
70,000		12.250% due 3/15/15 (a)	65,100

		Total Airlines	1,187,300

Building Products - 1.6%
		Associated Materials Inc.:
80,000		Senior Discount Notes, 11.250% due 3/1/14	75,400
275,000		Senior Subordinated Notes, 9.750% due 4/15/12	279,469
135,000		Associated Materials LLC/Associated Materials Finance Inc., Senior Secured Notes, 9.875% due 11/15/16 (a)	141,750
		GTL Trade Finance Inc., Senior Notes:
130,000		7.250% due 10/20/17 (a)	134,387
120,000		7.250% due 10/20/17 (a)	124,050
170,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (c)(e)	175,100
220,000		NTK Holdings Inc., Senior Discount Notes, 0.000% due 3/1/14 (c)(e)	9,900

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†	Security	Value
Building Products - 1.6% (continued)
20,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	$21,050

	Total Building Products	961,106

Commercial Services & Supplies - 1.3%
125,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	135,469
	Altegrity Inc., Senior Subordinated Notes:
125,000	10.500% due 11/1/15 (a)	108,125
50,000	11.750% due 5/1/16 (a)	41,750
70,000	Geo Group Inc., Senior Notes, 7.750% due 10/15/17 (a)	71,400
	RSC Equipment Rental Inc.:
190,000	Senior Notes, 9.500% due 12/1/14	186,912
200,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	216,500

	Total Commercial Services & Supplies	760,156

Construction & Engineering - 0.3%
200,000	Odebrecht Finance Ltd., Senior Notes, 7.000% due 4/21/20 (a)	195,500

Machinery - 0.0%
5,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	4,938

Marine - 0.3%
160,000	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/1/14 (a)	163,000

Road & Rail - 1.9%
	Kansas City Southern de Mexico, Senior Notes:
365,000	9.375% due 5/1/12	375,037
120,000	7.625% due 12/1/13	118,200
290,000	12.500% due 4/1/16	332,050
40,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	46,200
288,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	302,400

	Total Road & Rail	1,173,887

Trading Companies & Distributors - 0.7%
160,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	157,600
120,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	117,000
315,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(e)	174,825

	Total Trading Companies & Distributors	449,425

	TOTAL INDUSTRIALS	5,814,081

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.4%
106,500	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	100,643
170,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	152,150

	Total IT Services	252,793

Semiconductors & Semiconductor Equipment - 0.3%
35,000	Advanced Micro Devices Inc., Senior Notes, 8.125% due 12/15/17 (a)	33,206
	Freescale Semiconductor Inc.:
	Senior Notes:
55,000	8.875% due 12/15/14	47,025
62,962	9.875% due 12/15/14 (b)	51,314
60,000	Senior Subordinated Notes, 10.125% due 12/15/16	42,450

	Total Semiconductors & Semiconductor Equipment	173,995

	TOTAL INFORMATION TECHNOLOGY	426,788

MATERIALS - 12.4%
Chemicals - 0.6%
100,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	107,750
50,000	Koppers Inc., Senior Notes, 7.875% due 12/1/19 (a)	50,250
95,000	Solutia Inc., Senior Notes, 8.750% due 11/1/17	99,512

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Chemicals - 0.6% (continued)
75,000		Terra Capital Inc., Senior Notes, 7.750% due 11/1/19 (a)	$79,875

		Total Chemicals	337,387

Construction Materials - 0.1%
65,000		Headwaters Inc., Senior Secured Notes, 11.375% due 11/1/14 (a)	66,788

Containers & Packaging - 1.4%
172,171	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15 (b)	220,846
80,000		Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., Senior Secured Notes, 8.250% due 11/15/15 (a)	79,000
130,000	EUR	Beverage Packaging Holdings Luxembourg II SA, Senior Notes, 9.500% due 6/15/17 (a)	186,743
45,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	47,363
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14 (a)	64,511
15,000		Graham Packaging Co. L.P., Senior Notes, 8.500% due 10/15/12	15,338
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14 (a)	77,075
275,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(e)	0
135,000		Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	142,762

		Total Containers & Packaging	833,638

Metals & Mining - 6.0%
350,000		CII Carbon LLC, 11.125% due 11/15/15 (a)	347,812
360,000		Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	359,100
100,000		Gerdau Holdings Inc., Senior Notes, 7.000% due 1/20/20 (a)	99,700
345,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	338,531
216,630		Noranda Aluminium Acquisition Corp., Senior Notes, 6.024% due 5/15/15 (b)(f)	158,140
		Novelis Inc., Senior Notes:
290,000		7.250% due 2/15/15	263,175
30,000		11.500% due 2/15/15 (a)	31,350
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (a)	410,252
250,000		Prime Dig Pte Ltd., Notes, 11.750% due 11/3/14 (a)	248,750
85,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	108,529
185,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	189,162
155,000		Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	151,125
		Teck Resources Ltd., Senior Secured Notes:
70,000		9.750% due 5/15/14	79,013
40,000		10.250% due 5/15/16	45,400
35,000		10.750% due 5/15/19	41,038
420,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	429,621
310,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	313,100

		Total Metals & Mining	3,613,798

Paper & Forest Products - 4.3%
345,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	391,575
287,000		Appleton Papers Inc., Senior Secured Notes, 11.250% due 12/15/15 (a)	244,309
160,000		Clearwater Paper Corp., Senior Notes, 10.625% due 6/15/16 (a)	176,800
170,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	181,050
161,000	EUR	Lecta SA, Senior Secured Notes, 3.339% due 2/15/14 (a)(f)	192,024
		NewPage Corp., Senior Secured Notes:
10,000		10.000% due 5/1/12	6,500
225,000		11.375% due 12/31/14 (a)	222,750
308,206		Newpage Holding Corp., Senior Notes, 7.564% due 11/1/13 (b)(f)	84,757
164,000	EUR	PE Paper Escrow GmbH, Senior Secured Notes, 11.750% due 8/1/14 (a)	262,956
100,000		Sino-Forest Corp., Senior Bonds, 10.250% due 7/28/14 (a)	108,500
300,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	261,375
134,000	EUR	Smurfit Kappa Acquisitions, Senior Secured Notes, 7.750% due 11/15/19 (a)	197,013
		Verso Paper Holdings LLC:
120,000		9.125% due 8/1/14	111,000

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Paper & Forest Products - 4.3% (continued)
125,000		Senior Secured Notes, 11.500% due 7/1/14 (a)	$136,875

		Total Paper & Forest Products	2,577,484

		TOTAL MATERIALS	7,429,095

TELECOMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 6.1%
		Axtel SAB de CV, Senior Notes:
240,000		7.625% due 2/1/17 (a)	233,400
90,000		7.625% due 2/1/17 (a)	87,750
335,000		CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	355,937
140,000		Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	106,750
65,000		Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	65,488
90,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(e)	9
100,000		Indosat Finance Co. BV, Senior Bonds, 7.125% due 6/22/12 (a)	102,532
10,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	10,725
170,000		Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.540% due 2/1/15	171,700
		Intelsat Jackson Holdings Ltd., Senior Notes:
435,000		9.500% due 6/15/16	457,294
250,000		11.500% due 6/15/16	265,625
		Level 3 Financing Inc., Senior Notes:
180,000		12.250% due 3/15/13	188,775
240,000		9.250% due 11/1/14	213,000
220,000	EUR	Nordic Telephone Co. Holdings, Senior Notes, 8.250% due 5/1/16 (a)	351,508
170,000		Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	170,850
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	105,300
240,000		VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	250,838
335,000		Wind Acquisition Finance SA, Senior Notes, 11.750% due 7/15/17 (a)	373,525
155,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	156,937

		Total Diversified Telecommunication Services	3,667,943

Wireless Telecommunication Services - 3.2%
110,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)(e)	135,215
225,000		Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	223,313
250,000		iPCS Inc., Senior Secured Notes, 2.406% due 5/1/13 (f)	221,875
		Sprint Capital Corp., Senior Notes:
160,000		7.625% due 1/30/11	162,400
95,000		8.375% due 3/15/12	97,613
585,000		8.750% due 3/15/32	503,831
		True Move Co., Ltd.:
150,000		10.750% due 12/16/13 (a)	140,250
450,000		Notes, 10.750% due 12/16/13 (a)	420,750

		Total Wireless Telecommunication Services	1,905,247

		TOTAL TELECOMMUNICATION SERVICES	5,573,190

UTILITIES - 5.6%
Electric Utilities - 0.8%
200,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	219,500
60,000		Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	61,950
230,000		Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	164,450

		Total Electric Utilities	445,900

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†	Security	Value
Gas Utilities - 0.4%
230,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$227,700

Independent Power Producers & Energy Traders - 4.4%
265,000	AES Corp., Senior Notes, 9.750% due 4/15/16 (a)	286,863
105,000	Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16 (a)	106,050
445,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	366,012
	Edison Mission Energy, Senior Notes:
100,000	7.500% due 6/15/13	91,500
130,000	7.200% due 5/15/19	94,900
190,000	7.625% due 5/15/27	126,350
	Energy Future Holdings Corp., Senior Notes:
150,000	10.875% due 11/1/17	106,125
1,182,642	11.250% due 11/1/17 (b)	733,238
100,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	85,500
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
152,070	9.125% due 6/30/17	157,392
9,743	10.060% due 12/30/28	10,023
30,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	29,700
	NRG Energy Inc., Senior Notes:
80,000	7.375% due 1/15/17	79,600
150,000	8.500% due 6/15/19	152,250
150,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	143,625
195,000	TXU Corp., Senior Notes, 6.550% due 11/15/34	87,853

	Total Independent Power Producers & Energy Traders	2,656,981

	TOTAL UTILITIES	3,330,581

	TOTAL CORPORATE BONDS & NOTES (Cost - $51,302,615)	51,105,386

ASSET-BACKED SECURITIES - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/12 (c)(d)(e)	0
148,528	Business Loan Express, 1.189% due 5/15/29 (a)(f)	102,318

	TOTAL ASSET-BACKED SECURITIES (Cost - $504,665)	102,318

COLLATERALIZED SENIOR LOANS - 1.7%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
219,858	Allison Transmission Inc., Term Loan B, 3.060% due 8/7/14 (a)(f)	193,842

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
179,640	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (a)(e)(f)	152,694

Oil, Gas & Consumable Fuels - 0.2%
	Ashmore Energy International:
13,923	Synthetic Revolving Credit Facility, 3.261% due 3/30/14 (f)	12,792
95,862	Term Loan, 4.220% due 3/30/14 (f)	88,073

	Total Oil, Gas & Consumable Fuels	100,865

	TOTAL ENERGY	253,559

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
617,019		IASIS Healthcare LLC, Term Loan, 5.738% due 6/15/14 (a)(f)	$551,718

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $1,114,668)	999,119

CONVERTIBLE BONDS & NOTES - 0.2%
INDUSTRIALS - 0.2%
Airlines - 0.0%
10,000		AMR Corp., Senior Notes, 6.250% due 10/15/14	8,725

Marine - 0.2%
190,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	151,050

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $169,851)	159,775

SOVEREIGN BONDS - 5.9%
Argentina - 1.0%
		Republic of Argentina:
150,000		7.000% due 4/17/17	116,033
578,000		Bonds, 7.000% due 9/12/13	476,417

		Total Argentina	592,450

Brazil - 0.6%
		Brazil Nota do Tesouro Nacional, Notes:
45,000	BRL	9.762% due 7/1/10	25,786
632,000	BRL	9.762% due 1/1/12	348,918

		Total Brazil	374,704

Colombia - 0.4%
200,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	234,200

Indonesia - 0.8%
		Republic of Indonesia:
924,000,000	IDR	10.250% due 7/15/22	96,243
280,000,000	IDR	11.000% due 9/15/25	30,147
614,000,000	IDR	10.250% due 7/15/27	62,428
699,000,000	IDR	Bonds, 9.750% due 5/15/37	67,178
210,000		Senior Bonds, 6.875% due 1/17/18 (a)	224,175

		Total Indonesia	480,171

Panama - 0.4%
234,000		Republic of Panama, 6.700% due 1/26/36	257,400

Russia - 0.4%
206,800		Russian Foreign Bond-Eurobond, 7.500% due 3/31/30 (a)	235,256

Turkey - 0.8%
		Republic of Turkey, Senior Notes:
200,000		7.500% due 7/14/17	228,500
200,000		7.000% due 3/11/19	221,000

		Total Turkey	449,500

Venezuela - 1.5%
1,430,000		Bolivarian Republic of Venezuela, 5.750% due 2/26/16 (a)	893,750

		TOTAL SOVEREIGN BONDS (Cost - $3,645,241)	3,517,431

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Shares	Security	Value
COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
11,222	Charter Communications Inc. (d)	$210,412

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,055	Axiohm Transaction Solutions Inc. (d)(e)*	0

MATERIALS - 0.1%
Chemicals - 0.1%
4,796	Georgia Gulf Corp. *	69,974

	TOTAL COMMON STOCKS (Cost - $385,533)	280,386

CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
220	Bank of America Corp. (Cost - $220,475)	187,550

ESCROWED SHARES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
375,000	Pillowtex Corp., 9.000% due 12/15/49 (d)(e)* (Cost - $0)	0

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
1,865	CMP Susquehanna Radio Holdings Corp., 0.000% (a)(d)(e)*	2

FINANCIALS - 0.1%
Consumer Finance - 0.1%
81	GMAC Inc. (a)*	49,012

	TOTAL PREFERRED STOCKS (Cost - $25,201)	49,014

Warrants
WARRANTS - 0.0%
194	Buffets Restaurant Holdings, Expires 4/28/14 (d)(e)*	0
2,132	CNB Capital Trust, Expires 3/23/19 (a)(d)(e)*	2
200	Leap Wireless International Inc., Expires 4/15/10 (a)(d)(e)*	0
1	Turbo Beta Ltd., Expires 11/1/14 (d)(e)*	0

	TOTAL WARRANTS (Cost - $59)	2

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $57,368,308)	56,400,981

Face Amount†
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
2,318,000	Morgan Stanley tri-party repurchase agreement dated 11/30/09, 0.130% due 12/1/09; Proceeds at maturity - $2,318,008; (Fully collateralized by U.S. government agency obligation, 5.375% due 5/15/19; Market value - $2,370,160) (Cost - $2,318,000)	2,318,000

	TOTAL INVESTMENTS - 98.1% (Cost - $59,686,308#)	58,718,981
	Other Assets in Excess of Liabilities - 1.9%	1,109,254

	TOTAL NET ASSETS - 100.0%	$59,828,235

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	The coupon payment on these securities is currently in default as of November 30, 2009.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
GMAC	— General Motors Acceptance Corp.
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$51,046,886	$58,500	$51,105,386
Asset-backed securities	—	102,318	0	102,318
Collateralized senior loans	—	999,119	—	999,119
Convertible bonds & notes	—	159,775	—	159,775
Sovereign bonds	—	3,517,431	—	3,517,431
Common stocks	$69,974	—	210,412	280,386
Convertible preferred stocks	187,550	—	—	187,550
Escrowed shares	—	—	0	0
Preferred stocks	—	49,014	—	49,014
Warrants	—	2	0	2

Total long-term investments	257,524	55,874,545	268,912	56,400,981

Short-term investment†	—	2,318,000	—	2,318,000

Total investments	257,524	58,192,545	268,912	58,718,981

Other financial instruments:
Forward foreign currency contracts	—	(44,880)	—	(44,880)

Total	$257,524	$58,147,665	$268,912	$58,674,101

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	Corporate Bonds & Notes	Asset-Backed Securities
Balance as of February 28, 2009	$58,500	$0
Accrued premiums/discounts	11,045	—
Realized gain/(loss)[1]	(968,414)	—
Change in unrealized appreciation (depreciation)[2]	958,195	—
Net purchases (sales)	(826)	—
Net transfers in and/or out of Level 3	—	—

Balance as of November 30, 2009	$58,500	$0

Net unrealized appreciation (depreciation) for investments in securities still held at November 30, 2009[2]	$(658,188)	$(376,176)

Sovereign Bonds	Common Stocks	Escrowed Shares	Preferred Stocks	Warrants	Total
$52,658	$0	$0	—	$0	$111,158
820	—	—	—	—	11,865
—	—	—	$(3,606)	—	(972,020)
62,555	—	—	3,606	—	1,024,356
	210,412	—	—	—	209,586
(116,033)	—	—	—	—	(116,033)

—	$210,412	$0	—	$0	$268,912

—	$0	$0	—	$0	$(1,034,364)

1	This amount is included in net realized gain (loss) from investment transactions.
2

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investments values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,754,917
Gross unrealized depreciation	(5,722,244)

Net unrealized depreciation	$(967,327)

At November 30, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	142,000	$233,143	2/17/10	$(1,494)

Contracts to Sell:
British Pound	463,911	761,673	2/17/10	4,245
Euro	1,621,410	2,431,767	2/17/10	(29,972)
Euro	969,366	1,453,840	2/17/10	(15,796)
Euro	70,000	104,985	2/17/10	(658)
Euro	195,000	292,458	2/17/10	(1,205)

				(43,386)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(44,880)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2009.

Primary Underlying Risk Disclosure	Forward Foreign Currency Contracts		Total
	Unrealized Appreciation	Unrealized Depreciation
Foreign Exchange Contracts	$4,245	$(49,125)	$(44,880)

The Fund had average market values of $942,218 and $3,967,046 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 25, 2010